Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Intangible assets	$ 22,822	$ 23,486
Property, plant and equipment	210,847	238,349
Joint ventures and associates	22,451	22,808
Investments in securities	3,222	2,989
Deferred tax	16,311	10,524
Non-current assets	2,474	4,717
Trade and other receivables	7,641	8,085
Derivative financial instruments	2,805	689
Non-current assets	288,573	311,647
Current assets
Inventories	19,457	24,071
Trade and other receivables	33,625	43,414
Derivative financial instruments	5,783	7,149
Cash and cash equivalents	31,830	18,055
Current assets	90,695	92,689
Total assets	379,268	404,336
Non-current liabilities
Debt	91,115	81,360
Trade and other payables	2,304	2,342
Derivative financial instruments	420	1,209
Deferred tax	10,463	14,522
Non-current liabilities	15,168	13,017
Decommissioning and other provisions	27,310	21,799
Non-current liabilities	146,780	134,249
Current liabilities
Debt	16,899	15,064
Trade and other payables	41,677	49,208
Derivative financial instruments	5,308	5,429
Taxes payable	6,006	6,693
Current net defined benefit liability	437	419
Decommissioning and other provisions	3,624	2,811
Current liabilities	73,951	79,624
Total liabilities	220,731	213,873
Equity
Share capital	651	657
Shares held in trust	(709)	(1,063)
Other reserves	12,752	14,451
Retained earnings	142,616	172,431
Equity attributable to Royal Dutch Shell plc shareholders	155,310	186,476
Non-controlling interest	3,227	3,987
Total equity	158,537	190,463
Total liabilities and equity	$ 379,268	$ 404,336